INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

July 1, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Separate Portfolios Trust (the “Registrant”)
(File Nos. 333-141111; 811-22025)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this is to certify on behalf of the Registrant that the Prospectus and related Statement of Additional Information that would be filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission, via the EDGAR system, on June 25, 2025.

Should you have any questions or comments regarding this filing, please contact Anna Jagiello at (480) 477-2309 or the undersigned at (339) 222-0145.

Regards,

/s/ Caitlin Robinson Caitlin Robinson

Vice President and Counsel

Voya Investment Management

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Jessica Reece, Esq. Ropes & Gray LLP

Jeremy Smith, Esq. Ropes & Gray LLP